Other financial assets and other non-current assets - Summary of the Composition And Movements of Loans Receivable (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Detailed information about composition and movements of loans receivable
Balance, Beginning	€ 1,768	€ 5,147
Collection of loans receivable	(208)	(265)
Issuance of loans receivable		2,270
Interest	290	275
Income	5
Impairment		(5,889)
Others	(23)	230
Balance, Ending	1,832	1,768
Loans non-current
Detailed information about composition and movements of loans receivable
Balance, Beginning	1,201	4,463
Issuance of loans receivable		2,122
Interest	272	251
Impairment		(5,889)
Others		254
Balance, Ending	1,473	1,201
Loans current
Detailed information about composition and movements of loans receivable
Balance, Beginning	567	684
Collection of loans receivable	(208)	(265)
Issuance of loans receivable		148
Interest	18	24
Income	5
Others	(23)	(24)
Balance, Ending	€ 359	€ 567